Accounts receivable and others (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018
MajorPropertiesClassLineItems [Line Items]
Current	R$ 112,646		R$ 78,557
Noncurrent	180,597		55,423
Araucaria II [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance			4,403
Sales		[1]
Receipts			(4,994)
Fair value adjustment			591
Ending balance
Current
Noncurrent
Araucaria III [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance	8,527		8,789
Sales		[1]
Receipts	(2,980)		(2,493)
Fair value adjustment	(325)		2,231
Ending balance	5,222		8,527
Current	2,409
Noncurrent	2,813
Araucaria IV [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance	9,017		10,995
Sales		[1]
Receipts	(1,525)		(4,250)
Fair value adjustment	(254)		2,272
Ending balance	7,238		9,017
Current	3,025
Noncurrent	4,213
Araucaria V [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance	50,594
Sales		[1]	52,405
Receipts	(10,115)		(5,267)
Fair value adjustment	(2,396)		3,456
Ending balance	38,083		50,594
Current	8,367
Noncurrent	29,716
Jatoba I [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance	8,657		7,541
Sales		[1]
Receipts	(2,513)		(877)
Fair value adjustment	38		1,993
Ending balance	6,182		8,657
Current	4,132
Noncurrent	2,050
Jatoba II [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance
Sales	123,335	[1]
Receipts	(21,000)
Fair value adjustment	16,488
Ending balance	118,823
Current	17,836
Noncurrent	100,987
Jatoba III [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance
Sales	47,016	[1]
Receipts	(5,000)
Fair value adjustment	115
Ending balance	42,131
Current	4,864
Noncurrent	37,267
Alto Taquari I [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance
Sales	6,871	[1]
Receipts	(2,927)
Fair value adjustment	325
Ending balance	4,269
Current	718
Noncurrent	3,551
Consolidated [Member]
MajorPropertiesClassLineItems [Line Items]
Beginning balance	76,795		31,728
Sales	177,222	[1]	52,405
Receipts	(46,060)		(17,881)
Fair value adjustment	13,991		10,543
Ending balance	221,948		R$ 76,795
Current	41,351
Noncurrent	R$ 180,597

[1]	Information on sales and the amounts received in the fiscal year ended June 30, 2019 is presented in Notes 1.1 and 19.b.